Subsequent Events (Details) $ in Millions	Mar. 31, 2026 USD ($)
Non-Adjusting Events after Reporting Period [Member] | AMTD IDEA Tribeca Hotel [Member]
Subsequent Events [Line Items]
Consideration amount	$ 69